REVENUE AND SEGMENT INFORMATION - Disaggregated revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregated revenue:
Sales of goods	¥ 189,569,543	¥ 179,785,704	¥ 180,706,361
Rendering of services	186,703	215,557	163,732
Total revenue from contracts with customers	189,756,246	180,001,261
Sale of goods	1,543,164	1,277,125
Others	36,158	32,947
Revenue recognised that was included in contract liabilities at the beginning of the reporting period	1,579,322	1,310,072
Transaction price allocated to remaining performance obligations	¥ 1,764,584	1,712,166
Period of remaining performance obligation	1–10 years
Within 1 Year
Disaggregated revenue:
Transaction price allocated to remaining performance obligations	¥ 1,638,826	1,579,322
More than one year
Disaggregated revenue:
Transaction price allocated to remaining performance obligations	125,758	132,844
Revenue from external customer
Disaggregated revenue:
Total revenue from contracts with customers	189,756,246	180,001,261
Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers	189,569,543	179,785,704
Services transferred over time
Disaggregated revenue:
Total revenue from contracts with customers	186,703	215,557
Mainland China
Disaggregated revenue:
Total revenue from contracts with customers	183,980,231	170,784,702
Outside of Mainland China
Disaggregated revenue:
Total revenue from contracts with customers	5,776,015	9,216,559
Operating segment
Disaggregated revenue:
Total revenue from contracts with customers	259,196,277	247,633,285
Inter-segment elimination
Disaggregated revenue:
Sales of goods	(69,440,031)	(67,632,024)
Inter-segment revenue	69,440,031	67,632,024	58,973,482
Total revenue from contracts with customers	(69,440,031)	(67,632,024)
Inter-segment elimination | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers	(69,440,031)	(67,632,024)
Inter-segment elimination | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers	(69,440,031)	(67,632,024)
Alumina
Disaggregated revenue:
Total revenue from contracts with customers	14,117,594	14,586,564
Alumina | Revenue from external customer
Disaggregated revenue:
Total revenue from contracts with customers	14,117,594	14,586,564
Alumina | Operating segment
Disaggregated revenue:
Sales of goods	43,690,995	43,979,059
Inter-segment revenue	(29,573,401)	(29,392,495)
Total revenue from contracts with customers	43,690,995	43,979,059
Alumina | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers	43,690,995	43,979,059
Alumina | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers	43,690,995	43,979,059
Alumina | Inter-segment elimination
Disaggregated revenue:
Inter-segment revenue	(29,573,401)	29,392,495	(24,431,939)
Total revenue from contracts with customers	(29,573,401)	(29,392,495)
Primary aluminum
Disaggregated revenue:
Total revenue from contracts with customers	37,349,482	41,313,516
Primary aluminum | Revenue from external customer
Disaggregated revenue:
Total revenue from contracts with customers	37,349,482	41,313,516
Primary aluminum | Operating segment
Disaggregated revenue:
Sales of goods	49,043,864	53,771,379
Inter-segment revenue	(11,694,382)	(12,457,863)
Total revenue from contracts with customers	49,043,864	53,771,379
Primary aluminum | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers	49,043,864	53,771,379
Primary aluminum | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers	49,043,864	53,771,379
Primary aluminum | Inter-segment elimination
Disaggregated revenue:
Inter-segment revenue	(11,694,382)	12,457,863	(10,693,678)
Total revenue from contracts with customers	(11,694,382)	(12,457,863)
Energy
Disaggregated revenue:
Total revenue from contracts with customers	7,099,211	7,036,936
Energy | Revenue from external customer
Disaggregated revenue:
Total revenue from contracts with customers	7,099,211	7,036,936
Energy | Operating segment
Disaggregated revenue:
Sales of goods	7,148,644	7,019,716
Rendering of services	186,703	215,557
Inter-segment revenue	(236,136)	(198,337)
Total revenue from contracts with customers	7,335,347	7,235,273
Energy | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers	7,148,644	7,019,716
Energy | Operating segment | Services transferred over time
Disaggregated revenue:
Total revenue from contracts with customers	186,703	215,557
Energy | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers	7,335,347	7,235,273
Energy | Inter-segment elimination
Disaggregated revenue:
Inter-segment revenue	(236,136)	198,337	(517,269)
Total revenue from contracts with customers	(236,136)	(198,337)
Trading
Disaggregated revenue:
Total revenue from contracts with customers	130,864,398	116,610,176
Trading | Revenue from external customer
Disaggregated revenue:
Total revenue from contracts with customers	130,864,398	116,610,176
Trading | Operating segment
Disaggregated revenue:
Sales of goods	158,633,447	141,980,479
Inter-segment revenue	(27,769,049)	(25,370,303)
Total revenue from contracts with customers	158,633,447	141,980,479
Trading | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers	158,633,447	141,980,479
Trading | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers	152,857,432	132,763,920
Trading | Operating segment | Outside of Mainland China
Disaggregated revenue:
Total revenue from contracts with customers	5,776,015	9,216,559
Trading | Inter-segment elimination
Disaggregated revenue:
Inter-segment revenue	(27,769,049)	25,370,303	(23,159,115)
Total revenue from contracts with customers	(27,769,049)	(25,370,303)
Corporate and other operating segments
Disaggregated revenue:
Total revenue from contracts with customers	325,561	454,069
Corporate and other operating segments | Revenue from external customer
Disaggregated revenue:
Total revenue from contracts with customers	325,561	454,069
Corporate and other operating segments | Operating segment
Disaggregated revenue:
Sales of goods	492,624	667,095
Inter-segment revenue	(167,063)	(213,026)
Total revenue from contracts with customers	492,624	667,095
Corporate and other operating segments | Operating segment | Goods transferred at a point in time
Disaggregated revenue:
Total revenue from contracts with customers	492,624	667,095
Corporate and other operating segments | Operating segment | Mainland China
Disaggregated revenue:
Total revenue from contracts with customers	492,624	667,095
Corporate and other operating segments | Inter-segment elimination
Disaggregated revenue:
Inter-segment revenue	(167,063)	213,026	¥ (171,481)
Total revenue from contracts with customers	¥ (167,063)	¥ (213,026)